Unaudited Interim Condensed Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Other equity	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2023	SFr 1,843,545	SFr 266,194,689	SFr 64,620,223	SFr (909,566)	SFr (659,870)	SFr 30,474,686	SFr (360,418,242)	SFr 1,145,465
Net profit / (loss) for the period							(3,087,139)	(3,087,139)
Other comprehensive (loss) / income for the period					1,128	(49,845)		(48,717)
Total comprehensive income / (loss) for the period					1,128	(49,845)	(3,087,139)	(3,135,856)
Costs of pre-funded warrants exercised		(3,647)						(3,647)
Value of share-based services						386,028		386,028
Movement in treasury shares:
Sale of treasury shares		204,750		30,507				235,257
Costs related to the sale of treasury shares		(1,764)						(1,764)
Movement under liquidity agreement		(2,417)		3,947				1,530
Ending balance at Mar. 31, 2024	1,843,545	266,391,611	64,620,223	(875,112)	(658,742)	30,810,869	(363,505,381)	(1,372,987)
Beginning balance at Dec. 31, 2023	1,843,545	266,194,689	64,620,223	(909,566)	(659,870)	30,474,686	(360,418,242)	1,145,465
Net profit / (loss) for the period							9,791,493	9,791,493
Other comprehensive (loss) / income for the period					985	(102,103)		(101,118)
Total comprehensive income / (loss) for the period					985	(102,103)	9,791,493	9,690,375
Cost of treasury shares issuance		(7,037)						(7,037)
Costs of pre-funded warrants exercised		(4,259)						(4,259)
Value of share-based services						1,591,323		1,591,323
Movement in treasury shares:
Sale of treasury shares		204,750		30,507				235,257
Costs related to the sale of treasury shares		(1,764)						(1,764)
Movement under liquidity agreement		(2,260)		4,200				1,940
Ending balance at Jun. 30, 2024	1,843,545	266,384,119	64,620,223	(874,859)	(658,885)	31,963,906	(350,626,749)	12,651,300
Beginning balance at Mar. 31, 2024	1,843,545	266,391,611	64,620,223	(875,112)	(658,742)	30,810,869	(363,505,381)	(1,372,987)
Net profit / (loss) for the period							12,878,632	12,878,632
Other comprehensive (loss) / income for the period					(143)	(52,258)		(52,401)
Total comprehensive income / (loss) for the period					(143)	(52,258)	12,878,632	12,826,231
Cost of treasury shares issuance		(7,037)						(7,037)
Costs of pre-funded warrants exercised		(612)						(612)
Value of share-based services						1,205,295		1,205,295
Movement in treasury shares:
Movement under liquidity agreement		157		253				410
Ending balance at Jun. 30, 2024	1,843,545	266,384,119	64,620,223	(874,859)	(658,885)	31,963,906	(350,626,749)	12,651,300
Beginning balance at Dec. 31, 2024	1,843,545	266,382,670	64,620,223	(869,708)	(658,885)	31,721,881	(353,362,455)	9,677,271
Net profit / (loss) for the period							(1,472,863)	(1,472,863)
Other comprehensive (loss) / income for the period					130	65,892		66,022
Total comprehensive income / (loss) for the period					130	65,892	(1,472,863)	(1,406,841)
Value of share-based services						24,917		24,917
Movement in treasury shares:
Movement under liquidity agreement		(75)		406				331
Ending balance at Mar. 31, 2025	1,843,545	266,382,595	64,620,223	(869,302)	(658,755)	31,812,690	(354,835,318)	8,295,678
Beginning balance at Dec. 31, 2024	1,843,545	266,382,670	64,620,223	(869,708)	(658,885)	31,721,881	(353,362,455)	9,677,271
Net profit / (loss) for the period							(3,314,028)	(3,314,028)
Other comprehensive (loss) / income for the period					(1,088)	54,307		53,219
Total comprehensive income / (loss) for the period					(1,088)	54,307	(3,314,028)	(3,260,809)
Value of share-based services						44,098		44,098
Movement in treasury shares:
Sale of treasury shares		648,558		128,988				777,546
Value of warrants granted		(65,609)				65,609
Costs related to the sale of treasury shares		(25,897)						(25,897)
Movement under liquidity agreement		(1,714)		2,231				517
Ending balance at Jun. 30, 2025	1,843,545	266,938,008	64,620,223	(738,489)	(659,973)	31,885,895	(356,676,483)	7,212,726
Beginning balance at Mar. 31, 2025	1,843,545	266,382,595	64,620,223	(869,302)	(658,755)	31,812,690	(354,835,318)	8,295,678
Net profit / (loss) for the period							(1,841,165)	(1,841,165)
Other comprehensive (loss) / income for the period					(1,218)	(11,585)		(12,803)
Total comprehensive income / (loss) for the period					(1,218)	(11,585)	(1,841,165)	(1,853,968)
Value of share-based services						19,181		19,181
Movement in treasury shares:
Sale of treasury shares		648,558		128,988				777,546
Value of warrants granted		(65,609)				65,609
Costs related to the sale of treasury shares		(25,897)						(25,897)
Movement under liquidity agreement		(1,639)		1,825				186
Ending balance at Jun. 30, 2025	SFr 1,843,545	SFr 266,938,008	SFr 64,620,223	SFr (738,489)	SFr (659,973)	SFr 31,885,895	SFr (356,676,483)	SFr 7,212,726